Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Components of Revenues	Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,2018
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,812,421	417,998	178,002	13,408,421
Cost and expenses:
Cost of revenues	(6,572,954)	(174,858)	(435,085)	(7,182,897)
Research and development	(614,064)	(146,580)	—	(760,644)
Sales and marketing	(1,269,493)	(520,161)	(22,608)	(1,812,262)
General and administrative	(472,057)	(121,887)	(46,079)	(640,023)
Total cost and expenses	(8,928,568)	(963,486)	(503,772)	(10,395,826)
Other operating income	252,458	173	1,066	253,697
Income (loss) from operations	4,136,311	(545,315)	(324,704)	3,266,292
Interest income	268,583	4,285	78	272,946
Interest expense	(56,503)	—	—	(56,503)
Other gain or loss, net	(43,200)	—	—	(43,200)
Income tax (expenses) benefits	(716,729)	21,824	(4,743)	(699,648)
Share of income on equity method investments	48,660	—	—	48,660

Net income (loss)	3,637,122	(519,206)	(329,369)	2,788,547

	For the year ended December 31,2019
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	15,740,815	1,259,906	14,368	17,015,089
Cost and expenses:
Cost of revenues	(8,065,300)	(415,688)	(11,108)	(8,492,096)
Research and development	(797,471)	(297,560)	—	(1,095,031)
Sales and marketing	(1,521,511)	(1,162,912)	(6,401)	(2,690,824)
General and administrative	(641,269)	(851,099)	(34,914)	(1,527,282)
Total cost and expenses	(11,025,551)	(2,727,259)	(52,423)	(13,805,233)
Other operating income	323,444	—	21,399	344,843
Income (loss) from operations	5,038,708	(1,467,353)	(16,656)	3,554,699
Interest income	396,672	10,706	164	407,542
Interest expense	(78,611)	—	—	(78,611)
Other gain or loss, net	(15,711)	—	—	(15,711)
Income tax (expenses) benefits	(917,265)	33,464	—	(883,801)
Share of income on equity method investments	(23,350)	—	—	(23,350)

Net income (loss)	4,400,443	(1,423,183)	(16,492)	2,960,768

	For the year ended December 31,2020
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,631,119	2,368,314	24,755	15,024,188
Cost and expenses:
Cost of revenues	(6,865,836)	(1,088,816)	(22,129)	(7,976,781)
Research and development	(844,826)	(322,851)	—	(1,167,677)
Sales and marketing	(1,454,123)	(1,359,709)	(90)	(2,813,922)
General and administrative	(664,458)	(73,019)	(25,673)	(763,150)
Total cost and expenses	(9,829,243)	(2,844,395)	(47,892)	(12,721,530)
Other operating income	223,312	3,945	1,520	228,777
Income (loss) from operations	3,025,188	(472,136)	(21,617)	2,531,435
Interest income	440,878	3,353	240	444,471
Interest expense	(78,872)	—	—	(78,872)
Other gain or loss, net	1,500	—	—	1,500
Income tax (expenses) benefits	(770,333)	14,713	—	(755,620)
Share of income on equity method investments	(42,522)	—	—	(42,522)

Net income (loss)	2,575,839	(454,070)	(21,377)	2,100,392